Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	TORRAY FUND
Central Index Key	0000862696
Amendment Flag	false
Document Creation Date	Apr. 30, 2018
Document Effective Date	Apr. 30, 2018
Prospectus Date	Apr. 30, 2018
THE TORRAY FUND | TORRAY FUND
Prospectus:
Trading Symbol	TORYX